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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Noonday Asset Management, L.P.
Address:   401 North Tryon Street
           Suite 1000
           Charlotte, NC 28202

           c/o Farallon Capital Management, L.L.C.
           One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-11402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Authorized Signatory
Phone:   (415) 421-2132

Signature, Place, and Date of Signing:

    /s/ Mark C. Wehrly
___________________________   San Francisco, California          August 16, 2010


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $74,233
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1        28-03896                 Farallon Capital Management, L.L.C.
     2        28-06372                 Farallon Partners, L.L.C.
     3        28-11404                 Noonday G.P. (U.S.), L.L.C.
     4        28-11719                 Noonday Asset Management LLP
     5        28-11716                 Noonday Asset Management Asia Pte. Ltd.

                                                                  FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2          COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------             --------          --------    --------     --------          --------  --------      --------
                                                    VALUE       SHARES/   SH/ PUT/ INVESTMT OTHER       VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP      (x $1,000)    PRN AMT   PRN CALL DSCRETN  MANAGERS   SOLE   SHARED   NONE
--------------       --------------    -----      ----------    -------   --- ---- -------  --------   ----   ------   ----
AGRIUM INC           COM               008916108   13,703       280,000   SH  CALL OTHER    01-04            280,000
CARNIVAL CORP        PAIRED CTF        143658300   10,467       346,125   SH       OTHER    01-04            346,125
CF INDS HLDGS INC    COM               125269100   20,939       330,000   SH       OTHER    01-04            330,000
GLG PARTNERS INC     COM               37929X107   20,568     4,695,900   SH       OTHER    01-04          4,695,900
ISHARES TR INDEX     RUSSELL 2000      464287655    8,556       140,000   SH  PUT  OTHER    01-03,05         140,000
